Investments (Details Textuals 31) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Number of Mortgage Loans	15
Agricultural
Financing Receivable, Modifications [Line Items]
Number of Mortgage Loans	10
Commercial
Financing Receivable, Modifications [Line Items]
Number of Mortgage Loans	5
Residential
Financing Receivable, Modifications [Line Items]
Number of Mortgage Loans	0
Subsequent payment default [Member] | Agricultural
Financing Receivable, Modifications [Line Items]
Number of Mortgage Loans	4
Carrying Value after Specific Valuation Allowance	13
Subsequent payment default [Member] | Commercial
Financing Receivable, Modifications [Line Items]
Number of Mortgage Loans	0
Subsequent payment default [Member] | Residential
Financing Receivable, Modifications [Line Items]
Number of Mortgage Loans	0